Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[1]	$ 9,475	$ 9,656
Translation adjustment		201	52
Reclassifications		(5)
Arising on acquisition (note 32)		188	413
Disposals		(6)	(580)
Amortisation charge for year (ii)	[2]	(70)	(66)
Impairment charge for year	[3]	(410)
Ending balance		9,373	9,475	[1]
Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		10,242	10,549
Ending balance		10,638	10,242
Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(767)	(893)
Ending balance		(1,265)	(767)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		9,093	9,294
Translation adjustment		198	51
Arising on acquisition (note 32)		157	310
Disposals		(6)	(562)
Impairment charge for year	[3]	(410)
Ending balance		9,032	9,093
Goodwill [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		9,413	9,622
Ending balance		9,790	9,413
Goodwill [member] | Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(320)	(328)
Ending balance		(758)	(320)
Marketing related intangibles [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		95	87
Translation adjustment		1
Arising on acquisition (note 32)		2	19
Disposals			(1)
Amortisation charge for year (ii)	[2]	(11)	(10)
Ending balance		87	95
Marketing related intangibles [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		167	158
Ending balance		172	167
Marketing related intangibles [member] | Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(72)	(71)
Ending balance		(85)	(72)
Customer-related intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[4]	265	248
Translation adjustment	[4]	2	1
Arising on acquisition (note 32)	[4]	29	84
Disposals	[4]		(17)
Amortisation charge for year (ii)	[2],[4]	(56)	(51)
Ending balance	[4]	240	265
Customer-related intangible assets [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[4]	575	678
Ending balance	[4]	601	575
Customer-related intangible assets [member] | Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	[4]	(310)	(430)
Ending balance	[4]	(361)	(310)
Contract based intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		22	27
Reclassifications		(5)
Amortisation charge for year (ii)	[2]	(3)	(5)
Ending balance		14	22
Contract based intangible assets [member] | Cost/deemed cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		87	91
Ending balance		75	87
Contract based intangible assets [member] | Accumulated amortisation (and impairment charges) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(65)	(64)
Ending balance		$ (61)	$ (65)

[1]	Restated throughout for presentation in US Dollar and to reflect a change in the presentation of cash and cash equivalents and bank overdrafts. See the Accounting Policies on page 137 for further details.
[2]	The amortisation charge primarily relates to customer-related intangible assets. The charge in 2019 and 2018 includes $2 million and $2 million respectively, relating to discontinued operations.
[3]	Further details on note (iii) are set out overleaf
[4]	The customer-related intangible assets relate predominantly to non-contractual customer relationships.